Earnings / Loss per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings / Loss per Share [Abstract]
Schedule of Earnings / (Loss) per share
	Six month period ended June 30,
	2016	2017
Income / (Loss) :
Net income / (loss)	$(81,696)	$(26,229)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	43,880,713	62,188,645
Basic earnings / (loss) per share	$(1.86)	$(0.42)

Effect of dilutive securities:
Dillutive effect of non vested shares	-	-
Weighted average common shares outstanding, diluted	43,880,713	62,188,645

Diluted earnings / (loss) per share	$(1.86)	$(0.42)